Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding RSUs (Details) - Restricted share units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance - number of unvested restricted share units (in shares)	148,200	132,432	131,765
Granted (in shares)	63,602	98,607	93,731
Vested (in shares)	(63,196)	(66,630)	(58,348)
Canceled and forfeited (in shares)	(15,253)	(16,209)	(34,716)
Ending balance - number of unvested restricted share units (in shares)	133,353	148,200	132,432